Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (1,882)	$ (1,247)	$ (1,938)
Deferred income tax	(62,527)	(19,752)	(3,588)
Income tax expense	(64,409)	(20,999)	(5,526)
Income tax – Well abandonment		6,410	(16,239)
Special tax – Tax revaluation			(4,604)
Income tax (expense)/ benefit	$ (64,409)	$ (14,589)	$ (26,369)